CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common shares [Member]	Reserves [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2019	$ 79,841,286	$ 8,411,647	$ (60,965,897)	$ 27,287,036
Beginning Balance (Shares) at Dec. 31, 2019	95,280,979
Statements [Line Items]
Loss for the year			(2,243,560)	(2,243,560)
Share-based payments		528,412		528,412
Common shares issued	$ 5,306,414			5,306,414
Common shares issued (Shares)	16,943,195
Ending Balance at Dec. 31, 2020	$ 85,147,700	8,940,059	(63,209,457)	30,878,302
Ending Balance (Shares) at Dec. 31, 2020	112,224,174
Statements [Line Items]
Loss for the year			(3,723,784)	(3,723,784)
Common shares issued with warrants	$ 7,838,542	1,024,032		8,862,574
Common shares issued with warrants (Shares)	19,350,000
Issuance costs	$ (422,780)			(422,780)
Warrants exercised	$ 1,692,211	(274,013)		1,418,198
Warrants exercised (Shares)	2,400,000
Stock options exercised	$ 224,839	(83,589)		141,250
Stock options exercised (Shares)	1,125,000
Share-based payments		1,181,064		1,181,064
Ending Balance at Dec. 31, 2021	$ 94,480,512	10,787,553	(66,933,241)	$ 38,334,824
Ending Balance (Shares) at Dec. 31, 2021	135,099,174			135,099,174
Statements [Line Items]
Loss for the year			(2,928,742)	$ (2,928,742)
Common shares issued with warrants	$ 4,393,194	695,575		5,088,769
Common shares issued with warrants (Shares)	12,400,000
Issuance costs	$ (94,518)	(15,175)		(109,693)
Stock options exercised	$ 137,051	(18,323)		118,728
Stock options exercised (Shares)	245,000
Share-based payments		687,816		687,816
Ending Balance at Dec. 31, 2022	$ 98,916,239	$ 12,137,446	$ (69,861,983)	$ 41,191,702
Ending Balance (Shares) at Dec. 31, 2022	147,744,174			147,744,174